Stock Based Compensation (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of restricted stock issued:
Weighted average issuance price per share, Beginning balance	$ 30.74	$ 35.63	$ 38.99
Weighted average issuance price per share, granted	$ 22.97	$ 27.18	$ 34.94
Weighted average issuance price per share, vested	$ 30.67	$ 35.24	$ 37.53
Weighted average issuance price per share, forfeited	$ 31.48
Weighted average issuance price per share, ending balance	$ 26.26	$ 30.74	$ 35.63
Restricted Stock [Member]
Summary of restricted stock issued:
Restricted shares, Beginning balance	122,208	94,907	24,000
Restricted shares, granted	54,882	72,866	82,907
Restricted shares, vested	(82,667)	(45,565)	(12,000)
Restricted shares, forfeited	(409)
Restricted shares, ending balance	94,014	122,208	94,907